SUBSEQUENT EVENTS (Details Narrative) - $ / shares	2 Months Ended	4 Months Ended	12 Months Ended
	Mar. 15, 2015	May. 08, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Repurchase of common stock, shares	120,354		0	0
Repurchase of common stock, price per share	$ 2.15	$ 2.13